Subsequent Events (Details) - USD ($)		12 Months Ended
	Mar. 11, 2020	Dec. 31, 2019
Subsequent Events (Textual)
Non-accountable expenses		$ 155,000
Financial advisory fees		$ 50,000
Advance for accountable expenses, description		An aggregate amount of $70,000 (of which $63,000 has been paid) as an advance for accountable expenses.
Subsequent Event [Member]
Subsequent Events (Textual)
Subsequent event, description	The Company has collected $1,478,774 account receivables from a large-scale oil and coal mine customers and IT outsourcing customers from January to April 2020.